Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Schwab 1000 Index Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab 1000 Index Fund
Average Annual Return, Percent	[1]	21.18%	16.89%	14.22%
Russell 1000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	Russell 1000® Index
Average Annual Return, Percent		21.14%	17.05%	14.39%
Schwab 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab 1000 Index®
Average Annual Return, Percent		21.22%	16.94%	14.29%

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	The Russell 1000® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Schwab 1000 Index®. The fund does not seek to track the regulatory index.